Investments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended					12 Months Ended	6 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended					12 Months Ended												6 Months Ended
	Jun. 30, 2013 Investment Venture	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013 Plant Investment Venture	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 01, 2013	Jun. 30, 2013 Subsequent Event [Member]	Dec. 31, 2012 2011 Era Plants [Member] Plant	Jun. 30, 2013 2009 Era Plants [Member]	Mar. 01, 2013 2009 Era Plants [Member] Plant	Jun. 30, 2013 Chem-Mod LLC [Member] Plant	Dec. 31, 2012 Chem-Mod LLC [Member] Plant	Jun. 30, 2013 Chem-Mod LLC [Member] 2011 Era Plants [Member] Plant	Dec. 31, 2012 Chem-Mod LLC [Member] 2011 Era Plants [Member] Plant	Jun. 30, 2013 Chem-Mod LLC [Member] 2009 Era Plants [Member] Plant	Dec. 31, 2012 Chem-Mod LLC [Member] 2009 Era Plants [Member] Plant	Jun. 30, 2013 Chem-Mod Clean-Coal Venture - U.S. And Canadian Operations [Member]	Dec. 31, 2012 Chem-Mod Clean-Coal Venture - U.S. And Canadian Operations [Member]	Nov. 01, 2012 Chem-Mod Clean-Coal Venture - U.S. And Canadian Operations [Member]	Jun. 30, 2013 Chem-Mod Clean-Coal Venture [Member]	Dec. 31, 2012 Chem-Mod Clean-Coal Venture [Member]	Jun. 30, 2013 Chem-Mod International LLC [Member]	Dec. 31, 2012 Chem-Mod International LLC [Member]	Jun. 30, 2013 C-Quest Technology LLC [Member]	Dec. 31, 2012 C-Quest Technology LLC [Member]	Jun. 30, 2013 Clean-Coal Investments [Member]	Dec. 31, 2012 Clean-Coal Investments [Member]	Jun. 30, 2013 Clean-Coal Investments [Member] Minimum [Member]	Dec. 31, 2012 Clean-Coal Investments [Member] Minimum [Member]	Jun. 30, 2013 Clean-Coal Investments [Member] Maximum [Member]	Dec. 31, 2012 Clean-Coal Investments [Member] Maximum [Member]	Jun. 30, 2013 Clean-Coal Investments [Member] VIE [Member]	Jun. 30, 2013 Clean-Coal Investments [Member] Notes Receivable and Interest from Co-Investor [Member] Plant	Dec. 31, 2012 Clean-Coal Investments [Member] Notes Receivable and Interest from Co-Investor [Member] Plant	Dec. 31, 2011 Clean-Coal Investments [Member] Notes Receivable and Interest from Co-Investor [Member]	Jan. 31, 2013 Clean-Coal Investments [Member] Subsequent Event [Member]	Jun. 30, 2013 Clean-Coal Investments [Member] Subsequent Event [Member] Minimum [Member]	Dec. 31, 2012 Clean-Coal Investments [Member] Subsequent Event [Member] Minimum [Member]	Jun. 30, 2013 Clean-Coal Investments [Member] Subsequent Event [Member] Maximum [Member]	Dec. 31, 2012 Clean-Coal Investments [Member] Subsequent Event [Member] Maximum [Member]	Jun. 30, 2013 Clean-Coal Investments [Member] 2011 Era Plants [Member] Plant	Dec. 31, 2012 Clean-Coal Investments [Member] 2011 Era Plants [Member] Plant	Jun. 30, 2013 Clean-Coal Investments [Member] 2009 Era Plants [Member] Plant	Dec. 31, 2012 Clean-Coal Investments [Member] 2009 Era Plants [Member] Plant	Dec. 31, 2012 Clean-Coal Investments [Member] Two Thousand And Nine Era Plants [Member]	Jun. 30, 2013 Other Investments [Member]	Dec. 31, 2012 Other Investments [Member]	Dec. 31, 2011 Other Investments [Member]	Jun. 30, 2013 Other Investments [Member] Variable Interest Entity, Not Primary Beneficiary [Member]	Dec. 31, 2012 Other Investments [Member] Variable Interest Entity, Not Primary Beneficiary [Member]	Jun. 30, 2013 Other Investments [Member] Four Venture Capital Funds [Member]	Dec. 31, 2012 Other Investments [Member] Four Venture Capital Funds [Member]	Dec. 31, 2012 Other Investments [Member] Twelve Certified Low-Income Housing Developments [Member]	Jun. 30, 2013 Other Investments [Member] Twelve Certified Low-Income Housing Developments [Member] Variable Interest Entity, Not Primary Beneficiary [Member]	Jun. 30, 2013 Investment Management Company [Member]	Dec. 31, 2012 Investment Management Company [Member]	Jun. 30, 2013 Long Term Production Contracts [Member] Plant	Jun. 30, 2013 Noncontrolling Interest [Member] Plant	Jun. 30, 2013 Long-Term Production Agreement [Member] Plant
Schedule of Equity Method Investments [Line Items]
Ownership interest held		50.00%										50.00%														46.54%	42.00%				31.52%		8.00%	8.00%																														20.00%	20.00%
Total assets of variable interest entities																													$ 6.8	$ 13.0
Total liabilities of variable interest entities																													2.5	1.5
Total revenue of limited liability companies																													18.8	27.6											152.6													650.0
Total expenses of limited liability companies																													10.5	16.5											174.8													720.0
Non-controlling interest																													9.6	14.8
Options to acquire additional interest, percent																																	19.00%	19.00%
Options to acquire additional interest, total price																																	9.5	9.5
End date for acquiring additional interest																																	Aug. 01, 2013	Aug. 01, 2013
Number of clean coal production plants owned																				29	29	15	15	14	14																	3	3																							23	14	6
Number of additional plants acquired																			12
Number of additional plants acquired with ownership interest range one																			9
Number of additional plants acquired with ownership interest range two																			3
Ownership interest before additional nine plants acquired															24.50%
Ownership interest after additional nine plants acquired															49.50%
Ownership interest before additional three plants acquired															25.00%
Ownership interest after additional three plants acquired															60.00%
Total revenues	779.5	673.2	650.4	649.9	546.8	578.4	562.8	546.1	447.4	1,453.6	1,196.7	2,520.3	2,134.7	1,864.2				25.4
Total expenses	682.1	627.8	574.1	558.8	514.3	531.0	491.8	480.2	423.9	1,313.9	1,073.1	2,275.0	1,926.9	1,661.2				27.0
Purchase of consideration received	8.0									8.0
Additional purchase of consideration received	5.0									5.0
Gain on purchase of additional interest	9.6									9.6
Prior percentage of equity interest in limited liability company	25.00%									25.00%
Additional percentage of equity interest in limited liability company upon acquisition	35.00%									35.00%
Fixed assets and other amortizable intangible assets acquired upon acquisition	26.3									26.3
Carrying value of prior non-controlling interest in limited liability company on acquisition date	4.8									4.8
Other assets acquired upon acquisition	5.0									5.0
Number of clean coal production plants seeking and negotiating for long term production contract										6
Number of variable interest entities																																																		9	5	12	12
Total assets of limited liability companies																																									89.6													99.0
Total liability of limited liability companies																																									45.9													42.0
Additional investment per plant under new long-term production contract, net of co-investor funds																																			5.0	5.0		30.0		35.0						30.0	25.0	35.0	30.0
Tax effected average additional investment																																			2.5	2.5
Investment in engineering and construction contracts																13.8																				4.3									0.5
Idle period during move and redeployment																																					12 months		18 months
Assets	65.5	54.1				53.8				65.5		54.1	53.8							4.0	4.0																						8.5	8.0											3.5	3.0	2.0	60.0	60.0	3.0	3.0
Cost of acquiring equity interest																																																																0.5	0.5
Carrying value of investments																																																														0	0
Liabilities																																																							20.0				20.0
Non controlling interest in venture capital funds number	5									5
Non controlling interest certified low-income housing developments	12									12
Non controlling interest in real estate entities	2									2
Carrying value of investments	$ 0									$ 0
Additional ownership interest held																												4.54%				11.52%
Percentage of current controlling ownership																												46.54%				31.52%
Number of plant in which co-investor majority ownership interest sold																	17
Number of plant in agreement for sale of majority ownership interest																	5
Notes receivable interest per annum																																											4.70%
Notes receivable maturity date																																											Feb. 15, 2020